Thornburg Limited
Term Municipal Fund National Portfolio

Annual Report
June 30, 2002

Thornburg Limited Term Municipal Fund National Portfolio
All data as of 6/30/2002

Fund facts  Thornburg Limited Term Municipal Fund National Portfolio

                         Thornburg                 Thornburg                  Thornburg
                        Limited Term             Limited Term                Limited Term
                    Municipal Fund Nat'l      Municipal Fund Nat'l        Municipal Fund Nat'l
                         A Shares                  C Shares                   I Shares
SEC Yield                  2.70%                     2.37%                      3.08%
Taxable Equiv. Yields      4.40%                     3.86%                      5.02%
NAV                       $13.65                    $13.67                    $13.65
Max. Offering Price       $13.86                    $13.67                    $13.65

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year                   3.99%                     5.13%                      5.91%
Three Year                 4.80%                     4.91%                      5.71%
Five Year                  4.41%                     4.29%                      5.10%
Ten Year                   4.92%                      N/A                        N/A
Fifteen Year               5.75%                      N/A                        N/A
Since Inception            6.39%                     4.44%                      5.33%
Inception Date             9/28/84                   9/1/94                     7/5/96


Taxable equivalent yields assume a 38.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

August 2, 2002

Dear Fellow Shareholder:

I am pleased to present the Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares increased by 21 cents to $13.65 during the year ending June 30, 2002. If you were with us for the entire period, you received dividends of 52.1 cents per share. If you reinvested dividends, you received 53.0 cents per share. Investors who owned C shares received dividends of 46.9 and 47.6 cents per share respectively.

Over the last year, interest rates on high quality municipal bonds have fallen substantially. Initially, interest rates fell because the U.S. economy was in the midst of a recession and the Federal Reserve responded by lowering key short-term interest rates. Since then, the U.S. economy has substantially recovered, but failing investor confidence, disclosures of criminal behavior on the part of corporate leaders, and a tidal wave of corporate bankruptcies have kept the lid on U.S. interest rates. Amid the turmoil in the corporate stock and bond markets, investors have flocked to the safety of high quality municipal bonds. Since we have kept the credit quality of the portfolio high, the prices of the bonds owned by the fund have increased.

The Fund also benefited from its position at the front of the yield curve. Virtually all of the bonds owned by the Fund will mature over the next ten years. Over the last year, interest rates on short-term bonds such as those owned by the Fund have fallen more than interest rates on longer-term bonds. This positioning has helped propel the Fund to very favorable performance.

Your Thornburg Limited Term Municipal Fund is a laddered portfolio of over 500 municipal obligations from 49 states. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.7 years, and we always keep it below 5 years. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

                     % of portfolio        Cumulative %
                     maturing within     maturing by end of

                         1 year = 14%        year 1 = 14%
                    1 to 2 years = 8%        year 2 = 22%
                    2 to 3 years = 8%        year 3 = 30%
                   3 to 4 years = 11%        year 4 = 41%
                    4 to 5 years = 8%        year 5 = 49%
                   5 to 6 years = 10%        year 6 = 59%
                    6 to 7 years = 9%        year 7 = 68%
                   7 to 8 years = 10%        year 8 = 78%
                   8 to 9 years = 12%        year 9 = 90%
                   9 to 10 years = 5%       year 10 = 95%

As of 6/30/02. Portfolio holdings can and do vary over time.

Yields on money market funds continue to be extremely low. As of August 1st, the average taxable money market fund is yielding 1.28%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.83% after taxes! To see how your Fund has performed over time relative to the money market fund averages, turn to the back of this report.

We believe that the U.S. economy will continue to grow over the next year, despite a dramatic loss of investor confidence. The combined forces of low interest rates, tax cuts, higher government spending, and a lower dollar should keep our economy on the recovery path and eventually lead to somewhat higher inflation and interest rates. We believe that this process may take some time to unfold, and the Thornburg Limited Term Municipal Fund is positioned well in the meantime.

On the credit front, some 40 states are reporting sizeable budget deficits for the 2002-2003 fiscal year. Sales tax and property tax revenues have held up rather well, but individual and corporate income tax revenues have dropped precipitously in most parts of the country. Luckily, most states came into the current environment with sizeable reserve balances that are currently being used to balance revenue shortfalls. If tax revenues do not start to come back in the near future, many state and local governments will be facing difficult choices. We have kept credit quality high to insulate the portfolios against any further credit deterioration in the marketplace.

Investors should be very pleased with their investment in the Thornburg Limited Term Municipal Fund. The Fund has proven to be one of the few true "ports in a storm." Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

June 30, 2002

ASSETS
Investments at value (cost $915,812,823) ....................     $ 955,031,767
Cash ........................................................           585,961
Receivable for investments sold .............................        13,449,813
Receivable for fund shares sold .............................        11,127,001
Interest receivable .........................................        12,857,841
Prepaid expenses and other assets ...........................            45,827
         Total Assets .......................................       993,098,210

LIABILITIES
Payable for investments purchased ...........................        23,829,359
Payable for fund shares redeemed ............................         1,206,381
Accounts payable and accrued expenses .......................           642,025
Payable to investment advisor (Note 3) ......................           424,205
Dividends payable ...........................................           940,468
         Total Liabilities ..................................        27,042,438

NET ASSETS ..................................................     $ 966,055,772

Net assets consist of:
Net Unrealized Appreciation .................................        39,218,944
Accumulated Net Realized Loss ...............................        (8,066,336)
Net Capital paid in on shares of beneficial interest ........       934,903,164
                                                                  $ 966,055,772
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($785,145,457 applicable to 57,519,104 shares of beneficial interest
outstanding - Note 4)                                             $       13.65

Maximum sales charge, 1.50%
of offering price                                                          0.21
Maximum Offering Price Per Share                                  $       13.86

Class C Shares:
Net asset value and offering price per share ($57,257,849
applicable to 4,187,341 shares of beneficial interest
outstanding - Note 4)                                             $       13.67

Class I Shares:
Net asset value, offering and redemption price per share
($123,652,466 applicable to 9,057,308 shares of beneficial
interest outstanding - Note 4)                                    $       13.65

See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

Year Ended June 30, 2002

INVESTMENT INCOME:
Interest income (net of premium amortized
of $3,673,818)                                              $        40,628,060

EXPENSES:
Investment advisory fees (Note 3) ....                                3,894,432
Administration fees (Note 3)
         Class A Shares ..............                                  885,995
         Class C Shares ..............                                   46,738
         Class I Shares ..............                                   51,211
Distribution and service fees (Note 3)
         Class A Shares ..............                                1,771,990
         Class C Shares ..............                                  374,434
Transfer agent fees (Note 3)
         Class A Shares ..............                                  286,850
         Class C Shares ..............                                   24,013
         Class I Shares ..............                                   21,299
Registration and filing fees (Note 3)
         Class A Shares ..............                                   28,921
         Class C Shares ..............                                    7,991
         Class I Shares ..............                                   11,260
Custodian fees .......................                                  358,363
Professional fees ....................                                   86,798
Accounting fees ......................                                   72,930
Director fees ........................                                   45,770
Other expenses .......................                                  119,665

              Total Expenses                                          8,088,660
Less:
         Expenses reimbursed by investment advisor (Note 3)             (27,895)
         Distribution and service fees waived (Note 3)                 (177,706)
         Expenses paid indirectly                                       (18,518)

              Net Expenses                                            7,864,541

              Net Investment Income                                  32,763,519

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold                            (90,520)
Increase in unrealized appreciation of investments                   13,508,557

                  Net Realized and Unrealized
                  Gain on Investments                                13,418,037

                  Net Increase in Net Assets Resulting
                  From Operations                            $       46,181,556

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                 Year Ended       Year Ended
                                                                June 30, 2002    June 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................   $  32,763,519    $  33,203,375
Net realized gain (loss) on investments sold ................         (90,520)       1,525,531
Increase in unrealized appreciation of investments ..........      13,508,557       20,125,031

         Net Increase in Net Assets Resulting from Operations      46,181,556       54,853,937

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................     (27,197,050)     (28,484,445)
         Class C Shares .....................................      (1,278,738)        (882,235)
         Class I Shares .....................................      (4,287,731)      (3,836,695)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .....................................     119,814,146      (37,362,732)
         Class C Shares .....................................      31,840,288        2,840,273
         Class I Shares .....................................      35,893,452        7,394,830

         Net Increase (Decrease) in Net Assets ..............     200,965,923       (5,477,067)

NET ASSETS:
         Beginning of year                                        765,089,849      770,566,916

         End of year                                            $ 966,055,772    $ 765,089,849


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

June 30, 2002

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class-specific expenses of the Portfolio are limited to service and distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST, or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other
Transactions With Affiliates

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2002, the Adviser voluntarily reimbursed certain class specific transfer agent and administrative fees of $10,960 for Class A, and $ 16,935 for Class I, respectively.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 2002 the Distributor has advised the Portfolio that it earned commissions aggregating $13,467 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $9,004 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2002 are set forth in the statement of operations.

Included in the statement of operations under the caption custodian fees are expense offsets of $18,518 from credits on cash balances maintained on deposit.

Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund. Note 4 - Shares of Beneficial Interest At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           Year Ended 6/30/02               Year Ended 6/30/2001

Class A Shares                          Shares          Amount            Shares           Amount

Shares sold ....................      14,793,127    $ 200,278,818        5,733,637    $  76,615,121
Shares issued to shareholders in
   reinvestment of dividends ...       1,279,137       17,324,540        1,316,338       17,498,940
Shares repurchased .............      (7,235,058)     (97,789,212)      (9,887,203)    (131,476,793)

Net Increase (Decrease) ........       8,837,206    $ 119,814,146       (2,837,228)   $ (37,362,732)

Class C Shares
Shares sold ....................       2,673,390    $  36,269,094          613,527    $   8,194,993
Shares issued to shareholders in
   reinvestment of dividends ...          67,839          920,499           50,533          673,366
Shares repurchased .............        (394,190)      (5,349,305)        (453,635)      (6,028,086)

Net Increase ...................       2,347,039    $  31,840,288          210,425    $   2,840,273

Class I Shares
Shares sold ....................       4,212,256    $  57,113,329        1,987,687    $  26,442,977
Shares issued to shareholders in
   reinvestment of dividends ...         250,826        3,398,094          232,977        3,103,783
Shares repurchased .............      (1,816,802)     (24,617,971)      (1,664,851)     (22,151,930)

Net Increase                           2,646,280    $  35,893,452          555,813    $   7,394,830


Note 5 - Securities Transactions
For the year ended June 30, 2002, the Portfolio had purchase and sale transactions (excluding short-term securities) of $329,170,877 and $157,655,663, respectively.

Note 6 - Income Taxes
At June 30, 2002, information on the tax components of capital is as follows:
         Cost of investments for tax purposes        $        915,818,937
         Gross tax unrealized appreciation                     39,507,964
         Gross tax unrealized depreciation                       (295,134)

         Net tax unrealized appreciation
         on investments                              $         39,212,830
         Undistributed tax exempt income             $            940,468

At June 30, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
         2003          $     637,388
         2004              2,770,843
         2008              1,088,098
         2009              3,565,103
         Total         $   8,061,432

The Fund utilized $48,463 of capital loss carry forwards during the year ended June 30, 2002. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. At June 30, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2001 of $ 138,984. For tax purposes, such losses will be reflected in the year ended June 30, 2003. Dividends paid by the Portfolio for the year ended June 30, 2002 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                                      Year Ended June 30,
                                                                   2002           2001       2000       1999            1998

CLASS A SHARES:
Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $        13.44  $        13.06  $   13.26  $   13.50  $        13.44
Income from investment operations:
         Net investment income .......................             0.52            0.58       0.59       0.59            0.61
         Net realized and unrealized
         gain (loss) on investments ..................             0.21            0.38      (0.20)     (0.24)           0.06

Total from investment operations .....................             0.73            0.96       0.39       0.35            0.67

Less dividends from:
Net investment income ................................            (0.52)          (0.58)     (0.59)     (0.59)          (0.61)

Change in net asset value ............................             0.21            0.38      (0.20)     (0.24)           0.06

Net asset value, end of year .........................   $        13.65  $        13.44  $   13.06  $   13.26  $        13.50

Total Return (a) .....................................             5.54%           7.49%      3.00%      2.58%           5.05%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ................................             3.83%           4.36%      4.48%      4.35%           4.50%
                  Expenses, before expense reductions              0.96%           0.99%      0.96%      0.96%           0.97%
                  Expenses, after  expense reductions              0.95%           0.99%      0.96%      0.96%           0.97%

Portfolio turnover rate ..............................            19.59%          25.37%     33.65%     22.16%          24.95%
Net assets at end of year (000) .....................    $      785,145  $      654,157  $ 672,775  $ 807,232   $     836,947

(a)  Sales loads are not reflected in computing total return.


Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                             Year Ended June 30,
                                                              2002       2001       2000       1999       1998

CLASS C SHARES:
Per share operating performance

(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $   13.46  $   13.08  $   13.28  $   13.53  $   13.46
Income from investment operations:
         Net investment income .......................        0.47       0.53       0.53       0.53       0.55
         Net realized and unrealized
gain (loss) on investments ...........................        0.21       0.38      (0.20)     (0.25)      0.07

Total from investment operations .....................        0.68       0.91       0.33       0.28       0.62

Less dividends from:
Net investment income ................................       (0.47)     (0.53)     (0.53)     (0.53)     (0.55)

Change in net asset value ............................        0.21       0.38      (0.20)     (0.25)      0.07

Net asset value, end of year .........................   $   13.67  $   13.46  $   13.08  $   13.28  $   13.53

Total return .........................................        5.13%      7.07%      2.57%      2.08%      4.70%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................        3.42%      3.96%      4.06%      3.93%      4.08%
    Expenses, after expense reductions ...............        1.33%      1.38%      1.38%      1.38%      1.38%
    Expenses, before expense reductions ..............        1.80%      1.85%      1.82%      1.78%      1.83%

Portfolio turnover rate                                      19.59%     25.37%     33.65%     22.16%     24.95%
Net assets at end of year (000)                          $  57,258  $  24,773  $  21,322  $  28,048  $  22,729



Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                                        Year Ended June 30,
                                                                 2002           2001           2000           1999          1998

CLASS I SHARES:
Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $      13.44  $       13.06  $       13.26  $       13.51  $       13.44
Income from investment operations:
Net investment income ................................           0.57           0.63           0.63           0.64           0.66
   Net realized and unrealized
gain (loss) on investments ...........................           0.21           0.38          (0.20)         (0.25)          0.07

Total from investment operations .....................           0.78           1.01           0.43           0.39           0.73

Less dividends from:
Net investment income ................................          (0.57)         (0.63)         (0.63)         (0.64)         (0.66)

Change in net asset value ............................           0.21           0.38          (0.20)         (0.25)          0.07

Net asset value, end of year .........................   $      13.65  $       13.44  $       13.06  $       13.26  $       13.51

Total return .........................................           5.91%          7.91%          3.37%          2.87%          5.52%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ................................           4.18%          4.75%          4.84%          4.71%          4.85%
         Expenses, after expense reductions ..........           0.60%          0.60%          0.60%          0.60%          0.60%
         Expenses, before expense reductions .........           0.62%          0.65%          0.62%          0.61%          0.66%

Portfolio turnover rate ..............................          19.59%         25.37%         33.65%         22.16%         24.95%
Net assets at end of year (000) .....................    $    123,652$        86,160$        76,470$        81,326$        77,605


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
June 30, 2002

CUSIPS:  Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX
Alabama       (1.40%)
455,000       Alabama A & M University Housing & General Fee Revenue Series 1992, 5.90% due 11/1/2002       Aaa/AAA       $461,894
              (Living & Learning Center Project; Insured: MBIA) (ETM)*
980,000       Birmingham, 7.25% due 7/1/2004 (ETM)*                                                         NR/NR         1,080,783
3,000,000     Huntsville Alabama Health Care Series A, 4.65% due 6/1/2024  put 6/1/05 (Insured: MBIA)       Aaa/AAA       3,129,000
1,000,000     Morgan County Decatur Health Care Authority Hospital Revenue, 6.10% due 3/1/2007 (Insured:    NR/AAA        1,062,500
              Connie Lee)
1,920,000     Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC: PNC Bank)         NR/NR         1,944,480
500,000       Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA)(ETM)*                              Aaa/AAA       502,370
5,000,000     Wilsonville Industrial Development Board Pollution Control Revenue Refunding, 4.20% due       Aaa/AAA       5,170,800
              6/1/2019  put 6/1/06 (Southern Electric Gaston Project) (Insured: AMBAC)
Alaska        (0.30%)
2,500,000     North Slope Borough General Obligation Refunding Series 1992-A, 5.80% due 6/30/2002           Aaa/AAA       2,500,600
              (Insured: MBIA)
Arizona       (1.40%)
235,000       Glendale Water and Sewer Revenue, 9.00% due 7/1/2003 (ETM)*                                   Aaa/AAA       236,464
3,200,000     Maricopa County Arizona Industrial Development Authority Multi Family Housing Revenue         NR/A          3,627,232
              Series A, 6.50% due 10/1/2025  pre-refunded 10/1/05 @ 102
4,000,000     Maricopa County Pollution Control Corporation Pollution Control Revenue Refunding, 3.30%      NR/BBB        3,989,080
              due 5/1/2029  put 11/1/02 (LOC: Morgan Guaranty Trust Co.)
500,000       Maricopa County Unified School District 40 G.O., 5.60% due 7/1/2003                           Baa1/A-       519,205
1,000,000     Pima County Industrial Development Authority Education Revenue Series C, 6.40% due            Baa3/NR       999,990
              7/1/2013  (Arizona Charter Schools Project)
840,000       Pima County Industrial Development Authority Industrial Revenue Refunding Lease Obligation    Aaa/AAA       880,908
              A, 7.25% due 7/15/2010 (Insured: FSA)
2,000,000     Pima County/Tucson Unified School District 1 School Improvement Series 1992-D, 5.50% due      Aaa/AAA       2,000,680
              7/1/2002 (Insured: FGIC)
500,000       Tucson Water Revenue Series D, 9.75% due 7/1/2008                                             Aa3/A+        665,290
Arkansas      (0.80%)
1,000,000     Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2010  (Regional      NR/A          1,066,480
              Medical Center Project)
1,075,000     Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2011  (Regional      NR/A          1,143,746
              Medical Center Project)
2,645,000     Little Rock Hotel and Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/2009            A3/NR         3,094,544
1,735,000     Rogers Sales and Use Tax Revenue, 6.00% due 11/1/2007                                         A1/AA         1,823,919
California    (3.30%)
1,300,000     Irvine Improvement Bond Act 1915, 1.75% due 9/2/2015  put 7/1/02 (LOC: National               VMIG1/NR      1,300,000
              Westminster Bank)(daily demand notes)
2,600,000     Irvine Improvement Bond Act 1915, 1.75% due 9/2/2020  put 7/1/02 (LOC: Canadian Imperial      VMIG1/A1+     2,600,000
              Bank)(daily demand notes)
1,900,000     Irvine Improvement Bond Act 1915, 1.75% due 9/2/2023  put 7/1/02 (daily demand notes)         VMIG1/NR      1,900,000
3,700,000     Irvine Improvement Bond Act 1915 Assessment District Number 00 18 Series A, 1.75% due         VMIG1/NR      3,700,000
              9/2/2026  put 7/1/02 (LOC: Bank of New York)(daily demand notes)
1,600,000     Irvine Improvement Bond Act 1915 Assessment District Number 9716, 1.75% due 9/2/2022  put     VMIG1/A1+     1,600,000
              7/1/02 (LOC: Societe Generale)(daily demand notes)
40,000        Los Angeles Department Water and Power Electric Plant Revenue Crossover Refunding, 9.00%      Aaa/NR        44,271
              due 9/1/2004  pre-refunded 9/1/03
420,000       Los Angeles Department Water and Power Electric Plant Revenue Crossover Refunding, 9.00%      Aa3/A+        461,198
              due 9/1/2004
40,000        Los Angeles Department Water and Power Electric Plant Revenue Crossover Refunding, 9.00%      Aaa/A+        44,205
              due 9/1/2004 (ETM)*
200,000       Metropolitan Water District Southern California Waterworks Revenue, 1.70% due 7/1/2035  put   VMIG1/A1+     200,000
              7/1/02 (daily demand note)
7,600,000     Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)                          Aaa/AAA       8,249,648
5,200,000     Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)                          Aaa/AAA       5,810,688
1,000,000     San Francisco Port Community Revenue, 9.00% due 7/1/2003                                      A1/A-         1,070,470
4,180,000     Santa Margarita & Dana Point Authority Revenue Improvement District Series A, 9.50% due       Aaa/AAA       4,530,117
              8/1/2003 (Insured: MBIA)
Colorado      (3.20%)
1,500,000     Adams County Communication Center Series A, 4.75% due 12/1/2006                               Baa1/NR       1,545,900
4,775,000     Adams County Company Hospital Revenue Refunding, 5.10% due 2/1/2020  put 2/1/03 (Platte       NR/A-1        4,817,497
              Valley Med Center Project; LOC: Bank One)
6,000,000     Central Platte Valley Metropolitan District Company Refunding Series A, 5.00% due             NR/A-1        6,233,400
              12/1/2031  put 12/1/09 (LOC: US Bank)
1,950,000     Colorado Department Transport Revenue Anticipation Notes, 6.00% due 6/15/2008 (Insured:       Aaa/AAA       2,216,507
                   AMBAC)
1,000,000     Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008                                NR/BBB+       1,025,530
400,000       Colorado Housing Finance Authority Senior Series E-3, 5.15% due 8/1/2007                      Aa2/AA        417,856
100,000       Colorado Housing Finance Authority Single Family Program Senior Series D-3, 5.15% due         Aa2/AA        104,574
                  4/1/2011
2,395,000     Colorado Student Obligation Bond Authority Student Loan Revenue Series B, 5.90% due           NR/NR         2,413,705
              9/1/2002 (ETM)*
500,000       Denver City & County Certificates Participation Series A, 5.50% due 5/1/2006 (Insured:        Aaa/AAA       548,580
                    MBIA)
2,650,000     Denver City & County Certificates Participation Series B, 5.00% due 12/1/2010                 Aa2/AA        2,820,315
260,000       Denver Health & Hospital Authority Series A, 5.25% due 12/1/2008                              Baa2/BBB+     267,740
430,000       Denver Health & Hospital Authority Series A, 5.25% due 12/1/2009                              Baa2/BBB+     438,613
200,000       Denver Health & Hospital Authority Series A, 5.25% due 12/1/2010                              Baa2/BBB+     202,532
500,000       El Paso County School District General Obligation 20 Series B, 8.25% due 12/15/2004  (State   Aa3/NR        572,780
              Aid Withholding)
2,175,000     Highlands Ranch Metro District 2 General Obligation, 6.00% due 6/15/2004 (Insured: FSA)       Aaa/AAA       2,341,453
1,000,000     Section 14 Metropolitan District Jefferson Refunding Series A, 6.20% due 12/1/2013 (LOC: US   NR/A+         1,080,370
              Bank Trust)
1,000,000     Superior Metropolitan District Number 1 Variable Refunding & Improvement Series A, 5.45%      NR/AA-        1,045,880
              due 12/1/2020  put 12/1/04 (LOC: BNP)
2,725,000     Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015 put 9/1/06          NR/AA         2,775,249
              (Semper Village Apartments Project; Insured: AXA)
Connecticut   (0.50%)
1,685,000     Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)                            Aaa/AAA       1,836,296
1,325,000     Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)                            Aaa/AAA       1,468,948
1,045,000     Capitol Region Education Council, 6.375% due 10/15/2005                                       NR/BBB        1,125,601
500,000       New Haven General Obligation, 9.50% due 11/15/2003                                            A3/A-         545,515
Delaware      (0.20%)
2,000,000     Delaware State Health Facilities Authority Revenue, 6.25% due 10/1/2006 (Insured:             Aaa/AAA       2,179,040
              MBIA)(ETM)*
District of Columbia (1.90%)
1,500,000     District Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008 (Medlantic Healthcare       Aaa/AAA       1,620,150
              Group A; Insured: MBIA)(ETM)*
2,825,000     District Columbia Refunding Series B1, 5.20% due 6/1/2004 (Insured: AMBAC)                    Aaa/AAA       2,990,799
2,000,000     District Columbia Tax Capital Appreciation, 0% due 7/1/2009  (Mandarin Oriental Project;      Aaa/AAA       1,474,220
              Insured: FSA)
1,480,000     District Columbia Tax Capital Appreciation, 0% due 7/1/2012  (Mandarin Oriental Project;      Aaa/AAA       920,649
              Insured: FSA)
1,990,000     District Columbia Tax Revenue Capital Appreciation, 0% due 7/1/2011 (Mandarin Oriental        Aaa/AAA       1,304,903
              Project; Insured: FSA)
785,000       District of Columbia Certificate of Participation Series 1993, 6.875% due 1/1/2003            NR/BBB        800,582
4,430,000     District of Columbia Hospital Revenue, 5.70% due 8/15/2008  (Medlantic Healthcare Project;    Aaa/AAA       4,929,748
              Insured: MBIA) (ETM)*
1,000,000     District of Columbia Revenue, 6.00% due 7/15/2003  (Children's Hospital Project; Insured:     Aaa/AAA       1,023,220
                    FGIC)
1,330,000     District of Columbia Revenue, 6.00% due 8/15/2005  (Medlantic Healthcare Project; Insured:    Aaa/AAA       1,464,556
              MBIA)(ETM)*
500,000       District of Columbia Revenue, 6.00% due 1/1/2007  (American Assoc. Advancement Science        Aaa/AAA       555,680
              Project; Insured: AMBAC)
750,000       Washington District Of Columbia Convention Center Authority Dedicated Tax Revenue, 5.00%      Aaa/AAA       811,073
              due 10/1/2006 (Insured: AMBAC)
Florida       (4.10%)
5,500,000     Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009                      A3/AA-        5,854,255
500,000       Collier County Health Facilities Authority Hospital, 2.00% due 1/1/2033 (Cleveland Clinic     VMIG1/A-1     500,000
              Health Systems Project; LOC: 5th 3rd Bank Cincinnati)(daily demand notes)
2,996,000     Crossings At Fleming Island Community Development Refunding Series B, 5.45% due 5/1/2010      Aaa/AAA       3,306,985
              (Insured: MBIA)
200,000       East County Water Control District Lee County Drain, 5.50% due 11/1/2003 (Insured: Radian)    NR/AA         209,310
1,700,000     Florida Housing Finance Authority Series 1987, 1.25% due 2/1/2008  put 7/1/02 (Guarantee:     NR/A1+        1,700,000
              Connecticut General)(daily demand notes)
75,000        Hillsborough County Utility Revenue Refunding, 9.75% due 12/1/2003 (ETM)*                     Aaa/AAA       80,655
1,000,000     Jacksonville Electric Authority Revenue Refunding Series 10, 6.50% due 10/1/2003              Aa2/AA        1,046,560
2,000,000     Lakeland Energy Systems Revenue Series A, 1.30% due 10/1/2035 (Bond Purchase Agreement        VMIG1/A1+     2,000,000
              Toronto-Dominion Bk)
3,850,000     Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012                      A3/NR         3,916,297
5,700,000     Orange County Florida School District Series B, 1.75% due 8/1/2025  put 7/1/02 (daily         Aaa/NR        5,700,000
              demand notes)
1,395,000     Orange County Health Facilities Authority, 5.80% due 11/15/2009  (Hospital Adventist Health   A3/A-         1,495,705
              System Project)
3,120,000     Orange County Health Facilities Authority Revenue, 6.25% due 11/15/2008 (Hospital Adventist   Aaa/AAA       3,528,408
              Health Systems Project; Insured: AMBAC)
925,000       Orange County Health Facilities Authority Revenue Unrefunded Balance Series A, 6.25% due      Aaa/AAA       1,056,886
              10/1/2007  (Orlando Regional Hospital Project; Insured: MBIA)
940,000       Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/2006             NR/A          1,040,890
              (Lourdes-Noreen McKeen Residence for Geriatric Care Project; LOC: Allied Irish Bank)
4,415,000     Pelican Marsh Community Development District Refunding Series A, 5.00% due 5/1/2011           NR/NR         4,507,009
              (Insured: Radian)
1,000,000     Saint Petersburg Health Facilities Authority Revenue, 6.75% due 12/1/2021 pre-refunded        Aaa/AAA       1,019,150
              12/1/03 (Allegany Health Systems Project; Insured: MBIA)
2,405,000     South Broward Hospital District Revenue, 7.50% due 5/1/2008 (Insured: AMBAC)                  Aaa/AAA       2,567,602
Georgia       (1.70%)
5,200,000     Atlanta Water & Wastewater Revenue Series C, 1.75% due 11/1/2041                              VMIG1/A1+     5,200,000
225,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2003 (Augusta Parking   NR/NR         228,033
              Center Project)
245,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2004 (Augusta Parking   NR/NR         252,744
              Center Project)
260,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2005 (Augusta Parking   NR/NR         268,336
              Center Project)
280,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2006 (Augusta Parking   NR/NR         288,890
              Center Project)
305,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2007 (Augusta Parking   NR/NR         314,604
              Center Project)
325,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2008 (Augusta Parking   NR/NR         335,182
              Center Project)
350,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2009 (Augusta Parking   NR/NR         360,920
              Center Project)
375,000       Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2010 (Augusta Parking   NR/NR         386,678
              Center Project)
1,700,000     Burke County Development Authority Pollution, 6.35% due 1/1/2004 (Oglethorpe Power            Aaa/AAA       1,808,545
              Corporation Project; Insured: MBIA)
1,000,000     Georgia Municipal Gas Authority Gas Revenue, 6.30% due 7/1/2009  (Southern Storage Gas        NR/A-         1,051,460
              Project)
5,000,000     Milledgeville Baldwin County Development Authority Student Housing Revenue, 5.00% due         VMIG1/NR      5,216,550
              9/1/2032  put 9/1/04 (Georgia College & State University Foundation Project; LOC: First
              Union Natl Bank)
Hawaii        (0.30%)
1,500,000     Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue, 5.70% due          Baa1/A        1,537,365
              7/1/2003  (Kapiolani Health Care System Project)
1,000,000     Honolulu City & County Refunding Series A, 7.35% due 7/1/2006                                 Aa3/AA-       1,157,400
Idaho         (0.00%)
245,000       Boise Urban Renewal Agency Package Revenue Tax Increment Series A, 6.00% due 9/1/2002         NR/BBB+       246,798
Illinois      (12.10%)
3,345,000     Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)                     Aaa/AAA       2,563,608
5,000,000     Chicago  O'Hare International Airport Revenue Refunding Series A, 4.90% due 1/1/2006          Aaa/AAA       5,240,750
              (Insured: MBIA)
2,000,000     Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)                               Aaa/AAA       2,280,880
2,300,000     Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010                         Aa3/AA        2,459,574
1,000,000     Chicago Illinois O Hare International Airport Revenue 2nd Lien Series C1, 5.00% due           Aaa/AAA       1,061,640
              1/1/2010 (Insured: MBIA)
1,700,000     Chicago Illinois Park District, 6.60% due 11/15/2014  partially pre-refunded 5/15/05          Aa3/AA        1,913,452
2,000,000     Chicago Illinois Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)                      Aaa/AAA       2,163,280
2,000,000     Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007                           Aaa/AA+       2,304,200
1,340,000     Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured: MBIA)                   Aaa/AAA       1,435,341
1,000,000     Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured: AMBAC)            Aaa/AAA       1,086,740
1,000,000     Chicago O'Hare International Airport Revenue Series C 1, 5.00% due 1/1/2008 (Insured: MBIA)   Aaa/AAA       1,067,840
1,000,000     Chicago Park District Parking Facility Revenue, 5.25% due 1/1/2004                            NR/A          1,037,590
1,000,000     Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010                            NR/A          1,067,080
5,000,000     Chicago Tax Increment Allocation Capital Appreciation Central Series A, 0% due 12/1/2005      Aaa/AAA       4,531,700
              (Insured: AMBAC)
1,000,000     Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004 (Insured: MBIA)         Aaa/AAA       1,046,100
2,545,000     Cook and Will Counties Township High School District 206 Series C, 0% due 12/1/2005           Aaa/AAA       2,308,977
              (Insured: FSA)
3,350,000     Cook County Community Unified School District 401 Series 1996, 0% due 12/1/2003 (Insured:     Aaa/AAA       3,253,319
                    FSA)
995,000       Cook County Pre-refunded Capital Improvement, 5.50% due 11/15/2008 pre-refunded 11/15/06      Aaa/AAA       1,111,097
2,650,000     Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)                          Aaa/AAA       2,877,079
5,000,000     Du Page County Forest Preservation District, 0% due 11/1/2009                                 Aaa/AAA       3,708,950
1,500,000     Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027  put 12/1/07 (Collateralized:    NR/AAA        1,616,835
                    FNMA)
2,000,000     Illinois Development Finance Authority Pollution Control Revenue Refunding, 5.70% due         Aaa/AAA       2,195,300
              1/15/2009  (Commonwealth Edison Company Project; Insured: MBIA)
3,635,000     Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009 (Adventist Health        Aaa/AAA       4,070,836
              Project; Insured: MBIA)
3,860,000     Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010 (Adventist Health        Aaa/AAA       4,323,200
              Project; Insured: MBIA)
785,000       Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011                           NR/AAA        815,639
400,000       Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A, 5.60%   NR/BBB        411,064
              due 7/1/2004
1,000,000     Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A, 5.60%   NR/BBB        1,031,840
              due 7/1/2005
1,000,000     Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A, 5.60%   NR/BBB        1,033,160
              due 7/1/2006
500,000       Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003 (Illinois Masonic Medical   A3/A-         521,585
              Center Project) (ETM)*
2,000,000     Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2003 (Advocate Network Health   Aa3/AA        2,082,620
              Care Project)
915,000       Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007  (OSF Healthcare System    A2/A          984,156
              Project)
1,000,000     Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007  (OSF Healthcare System    A2/A          1,043,170
              Project)
1,290,000     Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008  (Iowa Health System        A1/NR         1,428,404
              Project)
1,375,000     Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009  (Iowa Health System        A1/NR         1,526,896
              Project)
1,465,000     Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010  (Iowa Health System        A1/NR         1,631,365
              Project)
1,560,000     Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011  (Iowa Health System        Aaa/AAA       1,744,314
              Project; Insured: AMBAC)
3,000,000     Illinois Health Facilities Authority Revenue Refunding, 5.50% due 11/15/2011  (Methodist      Aaa/AAA       3,219,990
              Medical Center Project; Insured: MBIA)
1,035,000     Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/2002  (Trinity        Baa2/NR       1,035,455
              Medical Center Project) (ETM)*
495,000       Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/2005              NR/NR         506,439
              (Community Provider Pooled Loan Program Project)
1,905,000     Illinois Health Facilities Authority Revenue Series A, 9.25% due 7/1/2024 pre-refunded        Aaa/NR        2,186,445
              7/1/04 (Edgewater Medical Center Project)
1,040,000     Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)                                Aaa/AAA       1,129,783
1,260,000     Illinois Industrial Pollution Control Financing Authority Revenue, 5.875% due 5/15/2007       Baa1/BBB+     1,274,969
              (Commonwealth Edison Company Project)
1,000,000     Illinois St Partns Series A, 6.00% due 7/1/2006 (Insured: AMBAC)                              Aaa/AAA       1,114,510
500,000       Illinois State COPS Central Management Department, 5.00% due 7/1/2007 (Insured: AMBAC)        Aaa/AAA       539,900
5,000,000     Illinois State Sales Tax Revenue First Series, 5.00% due 6/15/2006                            Aa2/AAA       5,392,800
1,150,000     Kane, Mc Henry, Cook and De Kalb Counties Community Unit School District Number 300, 0% due   Aaa/NR        799,618
              12/1/2010 (Insured: AMBAC)
2,000,000     Lake County Community High School District Number 117 Series B, 0% due 12/1/2006 (Insured:    Aaa/NR        1,735,460
                    FGIC)
3,235,000     Lake County Community High School District Number 117 Series B, 0% due 12/1/2011 (Insured:    Aaa/NR        2,124,813
                    FGIC)
1,000,000     McHenry and Kane Counties Community Consolidated School District Number 158, 0% due           Aaa/AAA       723,360
              1/1/2010 (Insured: FGIC)
1,350,000     McLean County Public Building Series B, 7.30% due 12/1/2002  (Law & Justice Center Project)   NR/NR         1,378,863
                   (ETM)*
3,900,000     Metropolitan Pier and Exposition Authority, 0% due 6/15/2004 (Insured: AMBAC)                 Aaa/AAA       3,726,567
5,000,000     Metropolitan Pier Refunding, 6.00% due 6/15/2007 (Insured: AMBAC)                             Aaa/AAA       5,587,900
2,445,000     Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10% due 5/1/2008     NR/A+         2,603,827
              (Hospital and Health System Association Project; LOC: American National Bank)
1,100,000     Peoria Public Building Commission School District Facilities Revenue, 0% due 12/1/2007        Aaa/NR        907,291
              (Insured: FGIC)
6,300,000     University of Illinois University Revenues, 0% due 10/1/2006 (Insured: MBIA)                  Aaa/AAA       5,499,900
5,000,000     Will County Community School 365 U Capital Appreciation, 0% due 11/1/2011 (Insured: FSA)      Aaa/AAA       3,296,350
Indiana       (4.60%)
965,000       Allen County Economic Development Revenue First Mortgage, 5.20% due 12/30/2005  (Indiana      NR/NR         1,010,114
              Institute of Technology Project)
690,000       Allen County Economic Development Revenue First Mortgage, 5.30% due 12/30/2006  (Indiana      NR/NR         723,631
              Institute of Technology Project)
1,110,000     Allen County Economic Development Revenue First Mortgage, 5.60% due 12/30/2009  (Indiana      NR/NR         1,161,426
              Institute of Technology Project)
1,115,000     Allen County Jail Building Corporation First Mortgage, 5.75% due 10/1/2010                    Aa3/NR        1,248,510
1,000,000     Ball State University Revenues Student Fee Series K, 5.75% due 7/1/2012 (Insured: FGIC)       Aaa/AAA       1,120,480
1,085,000     Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007 (Insured: FGIC)          Aaa/AAA       1,157,934
950,000       Boonville Indiana Junior High School Building Corporation Revenue Refunding, 0% due           NR/A          618,023
              7/1/2011  (State Aid)
850,000       Boonville Junior High School Building Corporation Revenue, 0% due 7/1/2010 (State Aid)        NR/A          585,931
850,000       Boonville Junior High School Building Corporation Revenue, 0% due 1/1/2011 (State Aid)        NR/A          566,321
1,175,000     Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009 (Insured: AMBAC)               Aaa/AAA       1,262,185
1,135,000     Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010 (Insured: AMBAC)               Aaa/AAA       1,213,224
910,000       Eagle Union Middle School Building Corporation First Mortgage, 5.50% due 7/15/2009            Aaa/AAA       1,016,761
              (Insured: AMBAC)
1,860,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage (State Aid), 0% due   NR/A          1,646,323
              1/15/2006  (State Aid)
1,860,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage Refunding, 0% due     Aaa/AAA       1,475,891
              7/5/2008 (Insured: MBIA)
500,000       Fort Wayne Economic Development Income Tax Revenue, 3.90% due 12/1/2003 (Insured: FSA)        Aaa/NR        514,115
2,305,000     Hammond Multi-School Building Corp First Mortgage Refunding Bond Series 1997, 6.00% due       NR/A          2,517,705
              7/15/2008  (Lake County Project) (State Aid)
390,000       Huntington Economic Development Revenue, 6.00% due 11/1/2006  (United Methodist Membership    NR/NR         415,549
              Project)
700,000       Huntington Economic Development Revenue, 6.15% due 11/1/2008  (United Methodist Membership    NR/NR         752,906
              Project)
790,000       Huntington Economic Development Revenue, 6.20% due 11/1/2010  (United Methodist Membership    NR/NR         844,249
              Project)
390,000       Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due 11/1/2005             Aaa/NR        429,191
              (Daughter's Charity Project) (ETM)*
1,230,000     Indiana Health Facility Financing Authority Hospital Revenue  Series D, 5.00% due             Aaa/NR        1,305,940
              11/1/2026  pre-refunded 11/1/07
670,000       Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009 (University       NR/A-         719,171
              Indianapolis Project)
2,500,000     Indiana University Revenues Refunding Student Fee H, 0% due 8/1/2007 (Insured: AMBAC)         Aaa/AAA       2,091,175
1,100,000     Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due 7/1/2007 (Insured:       Aaa/AAA       1,202,784
                    FGIC)
1,285,000     Indianapolis Economic Development Revenue, 5.30% due 12/1/2007 (Collateralized: FNMA)         Aaa/AAA       1,309,454
1,220,000     Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due 7/1/2005       Aa2/AA-       1,122,095
1,240,000     Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due 7/1/2006       Aa2/AA-       1,093,990
2,200,000     Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004 (Ogden Martin           Aaa/AAA       2,396,900
              Systems, Inc. Project; Insured: AMBAC)
1,000,000     Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006 (Ogden Martin           Aaa/AAA       1,122,150
              Systems, Inc. Project; Insured: AMBAC)
855,000       Knox Middle School Building Corporation First Mortgage, 6.00% due 7/15/2008 (Insured: FGIC)   Aaa/AAA       965,355
455,000       Knox Middle School Building Corporation First Mortgage, 6.00% due 7/15/2009 (Insured: FGIC)   Aaa/AAA       516,070
625,000       Monroe County Community School Building Corp. Revenue Refunding, 5.00% due 1/15/2007          Aaa/AAA       671,100
              (Insured: AMBAC)
535,000       New Albany Floyd County School Building Corporation, 6.20% due 7/1/2003 (ETM)*                NR/NR         559,519
835,000       Peru Community School Corporation Capital Appreciation Refunding First Mortgage, 0% due       NR/A          579,657
              7/1/2010  (State Aid)
1,450,000     Tri Creek School Building Corporation Inc. First Mortgage, 5.00% due 1/15/2004                NR/AA-        1,509,987
995,000       Wawasee Community School Corporation First Mortgage, 5.50% due 7/15/2010 (State Aid)          NR/AA-        1,086,789
1,095,000     Wawasee Community School Corporation First Mortgage, 5.50% due 7/15/2011 (State Aid)          NR/AA-        1,195,170
2,080,000     West Clark School Building Corporation First Mortgage, 5.75% due 7/15/2011 (Insured: FGIC)    Aaa/AAA       2,335,528
1,820,000     Westfield Elem. School Building Corporation First Mortgage Series 1997, 6.80% due 7/15/2007   Aaa/AAA       2,113,530
              (Insured: AMBAC)(ETM)*
Iowa          (3.30%)
3,790,000     Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015  put 12/1/05 (Des Moines Parking   NR/NR         3,789,924
              Associates Project; LOC: Wells Fargo Bank)
6,650,000     Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due 4/1/2014  put      NR/AA         7,065,359
              4/1/10  (Governor Square Project; Insured: AXA)
435,000       Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa Health Services   A1/NR         479,466
              Project)
1,765,000     Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa Health Services   A1/NR         1,957,844
              Project)
1,955,000     Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa Health Services   A1/NR         2,175,680
              Project)
3,145,000     Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa Health Services   Aaa/AAA       3,520,922
              Project; Insured: AMBAC)
1,430,000     Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due 12/1/2007         Aa3/AA-       1,564,391
3,295,000     Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due 12/1/2010         Aa3/AA-       3,593,099
1,000,000     Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2003                   Aa3/AA-       1,044,220
1,000,000     Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2004                   Aa3/AA-       1,067,410
1,170,000     Iowa University Science and Technology University Revenue Refunding Series B, 5.20% due       Aa3/A+        1,259,938
              7/1/2005  (Academic Building Project)
225,000       Muscatine Electric Revenue, 9.50% due 1/1/2004 (ETM)*                                         Aaa/AAA       241,565
1,575,000     Muscatine Iowa Electric Revenue Refunding, 5.00% due 1/1/2007                                 Baa1/A        1,576,874
1,000,000     State University Iowa Revenues, 6.20% due 9/1/2003                                            Aa2/AA        1,013,800
660,000       University of Iowa Facilities Corporation Revenue Series A, 4.875% due 6/1/2005               NR/AA-        702,398
Kansas        (1.00%)
500,000       Dodge Unified School District Number 443 Ford County, 8.25% due 9/1/2006 (Insured: FSA)       Aaa/AAA       603,480
2,000,000     Kansas City Hospital Revenue Refunding, 5.80% due 8/1/2004  (Sisters Charity Health           Aa2/AA        2,046,240
              Services)
1,000,000     Kansas City Hospital Revenue Refunding, 5.90% due 8/1/2005  (Sisters Charity Health           Aa2/AA        1,022,680
              Services)
6,000,000     Louisiana Cygne Kansas Environmental Improvement Refunding, 3.90% due 3/1/2015  put 8/31/04   VMIG1/A-2     6,079,800
              (Kansas City Power & Light Company Project)
Kentucky      (1.90%)
350,000       Campbell and Kenton Counties Sanitation District 1 Revenue, 6.50% due 8/1/2005 (ETM)*         Aaa/AAA       358,449
700,000       Jefferson County Hospital Revenue Pre-refunded, 10.153% due 10/1/2002 (Insured: MBIA)         Aaa/AAA       715,582
1,600,000     Jefferson County Hospital Revenue Unrefunded, 10.153% due 10/1/2002 (Insured: MBIA)           Aaa/AAA       1,626,000
7,400,000     Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009 converts to        Aaa/AAA       6,665,698
              5.35% 10/1/05 (Norton Healthcare Project; Insured: MBIA)
7,830,000     Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010 converts to        Aaa/AAA       7,052,246
              5.40% 10/1/05 (Norton Healthcare Project; Insured: MBIA)
1,000,000     Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due 7/1/2006 (Insured:       Aaa/AAA       818,710
                    FGIC)
115,000       Kentucky State Turnpike Authority Resources Recovery Road Revenue Series A, 6.625% due        Aaa/AAA       127,446
              7/1/2008 (ETM)*
150,000       Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*                               Aaa/AAA       151,671
810,000       Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003  (Paul B. Hall Medical     NR/NR         821,891
              Center Project; Guarantee: Health Management Associates)
Louisiana     (3.80%)
4,000,000     Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded 12/1/05          Aaa/AAA       4,290,120
              (Insured: FGIC)
1,440,000     Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due 12/1/2006         Aaa/AAA       1,553,285
              (Insured: AMBAC)
1,515,000     Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due 12/1/2007         Aaa/AAA       1,637,427
              (Insured: AMBAC)
1,000,000     Lake Charles Harbor and Terminal District Revenue, 5.50% due 5/1/2006 (Reynolds Metal         A2/A+         1,017,030
              Project; LOC: Canadian Imperial Bank)
1,000,000     Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due 9/1/2004              A3/A          1,083,650
1,065,000     Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019  put 3/15/05 (Oakleigh Apts.          NR/AA         1,076,694
              Project; Insured: AXA)
3,005,000     Louisiana PFA Revenue, 5.375% due 12/1/2008  (Wynhoven Health Care Center Project;            NR/NR         3,096,592
              Guaranteed: Archdiocese of New Orleans)
1,000,000     Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008  (Loyola University        A1/A+         1,111,290
              Project)
2,350,000     Louisiana St Offshore Terminal Authority Deepwtr Port Revenue, 4.375% due 10/1/2020           A3/A-1        2,382,688
1,000,000     New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                                       Aaa/AAA       876,330
10,000,000    Orleans Parish School Board, 0% due 2/1/2008 (ETM)*                                           Aaa/AAA       7,705,300
5,000,000     Plaquemines Port Harbor & Terminal Refunding Electro Coal D Convertible, 5.00% due            A3/BBB+       5,130,250
              9/1/2007  (Teco Energy Inc. Project)
3,000,000     Saint Charles Parish Pollution Control Revenue Variable Refunding Series A, 4.90% due         Baa3/BBB-     3,005,550
              6/1/2030  put 7/1/02 (Entergy Louisiana Inc. Project)
2,590,000     Shreveport Louisiana Water + Sewer Revenue Refunding Series A, 4.00% due 12/4/2004            Aaa/AAA       2,648,897
              (Insured: FSA)
Maryland      (0.30%)
2,750,000     Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024  put 7/1/04 (Chase Glen        Baa2/NR       2,846,938
              Project; Guarantee: Avalon Prop.)
Massachusetts (1.80%)
2,000,000     Boston Economic Development and Industrial Corporation, 5.15% due 7/1/2025 put 7/1/05 (LOC:   A1/NR         2,033,100
              Fleet National Bank)
5,000         Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due 10/15/2011         Baa3/BBB      5,091
1,060,000     Lynn General Obligation, 7.00% due 1/15/2004                                                  Baa1/NR       1,126,928
3,470,000     Massachusetts Development Finance Agency Resource Recovery Revenue Series A, 5.50% due        Aaa/AAA       3,761,515
              1/1/2011 (Insured: MBIA)
2,500,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/2002        Aa2/AA-       2,493,800
1,000,000     Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding, 5.875% due       A2/A          1,034,910
              8/1/2008  (Eastern Edison Company Project)
1,000,000     Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018 pre-refunded 2/15/06    NR/NR         1,193,010
              @ 102  (Glenmeadow Retirement Project)
900,000       Massachusetts Municipal Wholesale Electric Company Power Supply Systems Revenue, 5.00% due    Aaa/AAA       961,038
              7/1/2005  (Stony Brook Intermediate Project A; Insured: MBIA)
1,000,000     Massachusetts Municipal Wholesale Electric Company Power Supply Systems Revenue  Series A,    Aaa/AAA       1,067,820
              5.00% due 7/1/2005  (Stony Brook Peaking Project; Insured: MBIA)
1,000,000     New England Education Loan Marketing Corporation Student Loan Revenue Series 1992-F, 6.50%    Aa2/NR        1,008,000
              due 9/1/2002
1,500,000     Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)                                Aaa/AAA       1,766,220
1,000,000     University of Massachusetts Building Authority Refunding Revenue Series 1991-A, 7.15% due     Aa2/AA-       1,046,170
                  5/1/2003
Michigan      (2.50%)
2,500,000     Detroit Michigan Capital Improvement Series A, 5.00% due 4/1/2005 (Insured: MBIA)             Aaa/AAA       2,663,425
1,405,000     Detroit Series A, 6.00% due 4/1/2007 (Insured: FGIC)                                          Aaa/AAA       1,583,224
2,000,000     Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured: FSA)               Aaa/AAA       2,092,280
10,000,000    Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033 put 11/15/07      Aa2/AA       10,766,500
              (Ascension Health Project)
655,000       Michigan Housing Development Authority Single Family Insured Mortgage Revenue Series A,       Aa1/AA+       655,341
              5.00% due 4/1/2010  (FHA/VA Mtgs)
2,000,000     Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030  put 9/1/11 (Edison Co.         Aaa/NR        2,077,940
              Project; Insured: AMBAC)
800,000       Oxford Area Community School District, 5.00% due 5/1/2012 Guaranteed Bond School Bond Loan    Aaa/AAA       856,008
              Fund (Q-Sblf)
2,550,000     Wayne State University University Revenues, 5.00% due 11/15/2004 (Insured: FGIC)              Aaa/AAA       2,723,859
Minnesota     (0.60%)
5,000,000     Minneapolis & St. Paul Housing and Redevelopment Authority, 6.75% due 8/15/2014               Aaa/AAA       5,012,400
              pre-refunded 8/15/02 (Insured: MBIA)
265,000       Minneapolis Community Development Agency Supported Development Revenue Ltd Tax Series G-3,    NR/A-         276,530
              7.00% due 12/1/2003
Mississippi   (0.20%)
1,020,000     Gautier Utility District Systems Revenue Refunding, 5.50% due 3/1/2012 (Insured: FGIC)        Aaa/NR        1,125,325
980,000       Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA: Collateralized)            NR/AAA        1,029,569
Missouri      (0.30%)
1,200,000     Jackson County Public Building Corporation Leasehold Revenue Series 1996, 6.00% due           Aaa/AAA       1,305,540
              12/1/2004  (Capital Improvement Project; Insured: MBIA)
1,275,000     Missouri Development Finance Board Healthcare Facilities Revenue  Series A, 4.80% due         A2/NR         1,260,606
              11/1/2012  (Lutheran Home Aged Project; LOC: Commerce Bank)
255,000       Missouri Enviromental Improvement & Energy Resources Authority Revenue Series 1991-A, 6.50%   Aaa/NR        260,416
              due 12/1/2002  (State Revolving Revenue Project)
105,000       Missouri Environmental Improvement & Energy Resources Authority Water Pollution Control       Aaa/NR        107,525
              Revenue, 6.60% due 12/1/2003
Montana       (1.10%)
10,000,000    Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032  put 12/30/08 (Insured:      Aaa/AAA      10,562,000
                   AMBAC)
Nebraska      (1.10%)
1,455,000     Madison County Hospital Authority Revenue Number 001 Hospital, 5.25% due 7/1/2010  (Faith     NR/AA         1,553,911
              Regional Health Services Project; Insured: Radian)
1,625,000     Madison County Hospital Authority Revenue Number 001 Hospital, 5.50% due 7/1/2012  (Faith     NR/AA         1,756,105
              Regional Health Services Project Insured: Radian)
2,755,000     Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due 12/1/2025    NR/AAA        2,887,185
              put 12/1/05 (Willow Park Apartments Project; Collateralized: FNMA)
3,855,000     Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due 2/1/2006 (ETM)*     NR/AA         4,227,046
Nevada        (1.30%)
1,855,000     Las Vegas Special Refunding Local Improvement District Number 707 Refunding Senior Series     Aaa/AAA       1,958,064
              A, 5.125% due 6/1/2011 (Insured: FSA)
840,000       Nevada Colorado River Commission Power Delivery A, 7.00% due 9/15/2008                        Aa2/AA        974,299
1,570,000     Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due 4/1/2008                   NR/AAA        1,658,250
1,000,000     Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due 1/15/2009    NR/AA         1,087,450
              (Insured: Radian)
1,000,000     Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due 1/15/2010    NR/AA         1,086,710
              (Insured: Radian)
1,285,000     Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due 1/15/2011    NR/AA         1,391,719
              (Insured: Radian)
750,000       Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/2002 (Insured: MBIA)         Aaa/AAA       750,263
3,500,000     Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)                              Aaa/AAA       3,866,800
New Hampshire (0.90%)
500,000       New Hampshire Capital Appreciation General Obligation, 0% due 7/1/2004                        Aa2/AA+       477,840
4,935,000     New Hampshire Health and Educational Authority Revenue Bond Series B, 5.05% due 3/1/2023      Aa3/NR        5,003,202
              put 3/1/03 (Riverwoods at Exeter Project; LOC: Banque Paribas)
2,485,000     New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009 (Central          NR/AA-        2,590,115
              Vermont Public Services; LOC: Toronto Dominion Bank)
New Jersey    (0.10%)
1,000,000     New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due 7/1/2003  (Christ    NR/AAA        1,053,070
              Hospital Project; Insured: Connie Lee)
New Mexico    (1.80%)
7,100,000     Farmington Pollution Control Revenue, 1.80% due 5/1/2024  put 7/1/02 (LOC: Bank of            P1/A1+        7,100,000
              America)(daily demand notes)
4,305,000     Farmington Pollution Control Revenue, 1.80% due 9/1/2024  put 7/1/02 (LOC: Barclays           P1/A1+        4,305,000
              Bank)(daily demand notes)
4,865,000     New Mexico Highway Commission Revenue Subordinated Lien Tax Series B, 5.00% due 6/15/2011     Aaa/AAA       5,209,442
              (Insured: AMBAC)
645,000       University New Mexico University Revenues Adjusted Subordinated Lien Refunding, 1.20% due     VMIG1/A1+     645,000
              6/1/2006  put 7/7/02 (Insured: AMBAC)(weekly demand notes)
New York      (3.80%)
1,000,000     Hempstead Town Industrial Development Agency Refunding, 5.00% due 12/1/2008 (American Fuel    Aaa/AAA       1,072,570
              Company Project; Insured: MBIA)
1,500,000     Long Island Power Authority Electric Subordinated Series 2 Subseries 2B, 1.70% due            VMIG1/A1+     1,500,000
              5/1/2033  put 7/1/02 (daily demand notes)
1,500,000     Long Island Power Authority Electric Systems Revenue General Series A, 6.00% due 12/1/2007    Aaa/AAA       1,706,160
              (Insured: AMBAC)
4,535,000     Metro Transportation Authority New York Service Series B, 5.25% due 7/1/2007                  A3/AA-        4,940,157
1,050,000     Monroe County Note Industrial Development Agency, 5.375% due 6/1/2007 (Saint John Fisher      NR/AA         1,142,788
              College Project; Insured: Asset Guaranty)
4,500,000     New York City, 1.75% due 8/1/2020  put 7/1/02 (daily demand notes)                            VMIG1/A1+     4,500,000
1,850,000     New York City, 1.75% due 8/1/2021  put 7/1/02 (daily demand notes)                            VMIG1/A1+     1,850,000
500,000       New York City General Obligation Series A, 7.00% due 8/1/2003                                 A2/A          526,505
750,000       New York City General Obligation Series D, 5.70% due 8/1/2002                                 A2/A          752,685
250,000       New York City Health and Hospital Corporation Revenue Series A, 6.00% due 2/15/2005           A3/BBB        259,178
1,230,000     New York City Housing Development Corporation Multi Family Housing Revenue Refunding Series   Aa2/AA        1,309,347
              A, 5.50% due 11/1/2009
4,000,000     New York City Municipal Water Finance Authority, 1.70% due 6/15/2024  put 7/1/02 (daily       VMIG1/A1+     4,000,000
              demand notes)
1,040,000     New York Dormitory Authority, 6.00% due 7/1/2007  (Champlain Valley Physicians;  Insured:     NR/AAA        1,169,158
              Connie Lee)
2,125,000     New York Dormitory Authority Revenues, 6.00% due 9/1/2008  pre-refunded 9/1/05 (Norton        NR/AA         2,288,625
              Healthcare Project)
1,600,000     New York Dormitory Authority Revenues Mental Health Services Facilities Improvement B,        Aaa/AAA       1,715,792
              5.00% due 8/15/2010 (Insured: MBIA)
1,500,000     New York New York City Transitional Refunding Future Tax Secured Series A, 4.50% due          Aa2/AA+       1,580,400
                  11/1/2004
1,320,000     New York Thruway Authority General Revenue Special Obligation, 0% due 1/1/2006                NR/BBB        1,177,216
255,000       New York Urban Development Corporation Revenue University Facilities Grants, 6.00% due        A3/AA-        279,760
                  1/1/2006
3,425,000     New York Urban Development Corporation Series 7, 6.00% due 1/1/2006                           A3/AA-        3,757,567
710,000       Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009 (Civic Facility      NR/AA         789,804
              Faxton Hospital Project; Insured: Radian)
250,000       Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005  (Julia Dykman Project)     NR/NR         256,170
North Carolina (1.40%)
260,000       Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview Village Square    NR/A-         261,219
              Apartment Project)
1,865,000     North Carolina Municipal Power Agency 1 Catawba Electrical Revenue, 6.00% due 1/1/2005        Aaa/AAA       1,942,976
              (Insured: MBIA)
2,400,000     North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue, 6.00% due 1/1/2010   Aaa/AAA       2,713,656
              (Insured: MBIA)
3,400,000     North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured: MBIA)            Aaa/AAA       3,793,686
3,700,000     North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured: MBIA)            Aaa/AAA       4,145,998
North Dakota  (0.20%)
910,000       Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/2005  (Altru         Aaa/AAA       1,004,158
              Health System Project; Insured: MBIA)
1,250,000     North Dakota Student Loan Revenue, 5.45% due 7/1/2002 (Insured: AMBAC)                        Aaa/AAA       1,250,375
Ohio          (4.50%)
2,900,000     Butler County Hospital Revenue Bonds, 5.15% due 11/1/2017  put 11/1/02 (Middletown Regional   VMIG1/A-1     2,921,837
              Hospital Project; LOC: Star Bank)
135,000       Cleveland Certificate of Participation, 7.10% due 7/1/2002  (Motor Vehicle & Community        Baa1/A        135,051
              Equipment Project)
4,810,000     Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010                        NR/NR         4,982,487
2,255,000     Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006 (University          A2/AA-        2,471,999
              Hospital Health Systems Project)
1,400,000     Hudson City Library Improvement, 6.35% due 12/1/2011                                          Aa2/NR        1,633,576
650,000       Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011                           Aa2/NR        693,674
1,300,000     Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured: FSA)                 Aaa/AAA       1,468,610
770,000       Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured: FSA)                 Aaa/AAA       875,197
250,000       Mayfield Heights Municipal Building Improvement, 7.60% due 12/1/2008 (Insured: MBIA)          Aaa/AAA       256,245
2,250,000     Montgomery County Revenue, 6.00% due 12/1/2008  (Catholic Health Initiatives)                 Aa3/AA-       2,492,055
2,385,000     Montgomery County Revenue, 6.00% due 12/1/2009  (Catholic Health Initiatives)                 Aa3/AA-       2,640,290
1,530,000     Montgomery County Revenue, 6.00% due 12/1/2010  (Catholic Health Initiatives)                 Aa3/AA-       1,692,777
2,000,000     Ohio State Building Authority Refunding Adult Corrections Facilities, 5.00% due 10/1/2006     Aaa/AAA       2,169,520
              (Insured: FSA)
4,000,000     Ohio State Building Authority Refunding State Correctional Facilities A, 4.60% due            Aa2/AA        4,145,720
                  10/1/2003
4,000,000     Ohio State Building Authority State Facilities, 6.125% due 10/1/2011 pre-refunded 10/1/03 @   Aa2/AA        4,302,600
              102 (Adult Controll Building A Project)
5,000,000     Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010                     Aa1/AA+       5,568,950
1,760,000     Ohio Water Development Authority Revenue Refunding, 5.00% due 12/1/2012 (Insured: MBIA)       Aaa/AAA       1,781,894
680,000       Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured: FGIC)            Aaa/NR        592,634
845,000       Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured: FGIC)            Aaa/NR        700,691
975,000       Reading Revenue Development, 6.00% due 2/1/2009  (St. Marys Educational Institute Project;    NR/AA         1,084,580
              Insured:Radian)
250,000       Washington County Hospital Facilities Revenue, 6.875% due 9/1/2002 (Marietta Area Health      Baa1/NR       252,315
              Project) (ETM)*
Oklahoma      (2.30%)
675,000       Broken Arrow, 4.40% due 12/1/2005                                                             A1/AA-        675,938
1,235,000     Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006 (Insured: FSA)         Aaa/NR        1,376,667
1,340,000     Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007 (Insured: FSA)         Aaa/NR        1,509,215
740,000       Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010 (Insured: MBIA)           Aaa/NR        803,277
740,000       Oklahoma  Development Finance Authority Health Facilities Revenue, 5.75% due 6/1/2011         Aaa/AAA       823,450
              (Insured: AMBAC)
2,380,000     Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A, 5.75% due      Aaa/AAA       2,641,538
              8/15/2007 (Insured: MBIA)
2,340,000     Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A, 6.00% due      Aaa/AAA       2,629,879
              8/15/2010 (Insured: MBIA)
5,000,000     Oklahoma Housing Development Authority Revenue Lease Purchase Program Series A, 5.10% due     Aa3/NR        5,352,700
                  11/1/2005
225,000       Pushmataha County, Town of Antlers Hospital Authority Revenue Refunding Series 1991, 8.75%    NR/NR         228,265
              due 6/1/2003
2,650,000     Tulsa County Oklahoma Independent School District, 4.50% due 8/1/2006                         NA/A+         2,787,906
1,155,000     Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/2003  (St. John's Medical       Aa3/AA        1,183,806
              Center Project) (ETM)*
1,000,000     Tulsa Metropolitan Utility Authority Water Series A, 5.60% due 11/1/2004                      NR/AA-        1,077,700
750,000       Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series       Aaa/AAA       803,055
              1994, 5.45% due 11/1/2004  (Ogden Martin Systems of Tulsa Project; Insured: AMBAC)
Oregon        (0.30%)
1,215,000     Clackamas County Hospital Facility Authority Revenue Refunding Series A, 5.50% due            NR/NR         1,209,217
              9/15/2008  (Odd Fellows Home)
1,325,000     Emerald People's Utility District Revenue, 7.20% due 11/1/2003 (Insured: FGIC)                Aaa/AAA       1,421,115
Pennsylvania  (3.20%)
1,505,000     Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009 (South Hills        A2/NR         1,639,517
              Health System Project)
500,000       Clariton School District General Obligation, 0% due 11/1/2002                                 NR/A          497,095
775,000       Coatesville Area School District Series A Refunding, 5.00% due 10/1/2003 (Insured: AMBAC)     Aaa/AAA       807,170
375,000       Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007 pre-refunded 11/15/05     Aaa/NR        403,043
              (Mercy Health Corporation Project)
4,250,000     Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put 10/1/04 (Peco    A3/BBB+       4,436,745
              Energy Company Project)
1,000,000     Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009                               Aa2/AA        1,081,260
500,000       Keystone Oaks School District Refunding, 4.15% due 9/1/2002 (Insured: AMBAC)                  Aaa/AAA       501,080
1,535,000     Manheim Township School Authority School Revenue Series 1978, 6.625% due 12/1/2007            NR/AAA        1,726,353
              pre-refunded 12/1/05
1,680,000     McKeesport Area School District General Obligation Refunding Revenue Series 1991, 0% due      NR/A          1,672,776
                  10/1/2002
730,000       Montgomery County Higher Education and Health Authority, 6.25% due 7/1/2006                   Baa2/NR       756,608
550,000       Montgomery County Higher Education and Health Authority, 6.375% due 7/1/2007                  Baa2/NR       569,723
2,000,000     Montgomery County Industrial Development Authority Pollution Control Revenue Series A,        A2/BBB+       2,087,880
              5.20% due 10/1/2030  put 10/1/04 (Peco Energy Co. Project)
4,295,000     Montgomery County Industrial Development Authority Revenue, 7.50% due 1/1/2012 (LOC: Banque   NR/AA-        4,400,743
              Paribas)
960,000       North Fayette Transportation & Business, 5.60% due 11/15/2006 (Insured: FGIC)                 Aaa/AAA       962,966
2,750,000     Pennsylvania Certificates of Participation Series A, 5.40% due 7/1/2009 (Insured: AMBAC)      Aaa/AAA       2,842,180
290,000       Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due 4/1/2004 (ETM)*         Baa3/NR       304,422
1,500,000     Pennsylvania Higher Educational Facilities Authority Health Services Revenue, 5.50% due       A3/A          1,565,475
              1/1/2009  (University Pennsylvania Health Systems Project)
750,000       Pennsylvania Higher Educational Facility  Series A, 6.00% due 1/1/2005 (University            A3/A          799,298
              Pennsylvania Health Systems Project)
1,615,000     Philadelphia Authority For Industrial Development Revenues, 8.00% due 1/1/2014                Aaa/NR        1,785,544
              pre-refunded 7/1/04
1,000,000     Philadelphia Hospital and Higher Education Facilities Authority Revenue, 5.50% due            A1/AA-        1,075,140
              5/15/2006  (Jefferson Health Systems)
1,000,000     Pleasant Valle School District Series A, 5.75% due 9/1/2002 (Insured: AMBAC)                  Aaa/AAA       1,003,550
Rhode Island  (0.90%)
860,000       Providence Public Building Authority Refunding Series B, 5.50% due 12/15/2003 (Insured:       Aaa/AAA       906,363
                    FSA)
1,075,000     Providence Public Building Authority Refunding Series B, 5.75% due 12/15/2007 (Insured:       Aaa/AAA       1,209,224
                    FSA)
1,880,000     Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                                       Aaa/AAA       2,084,600
2,190,000     Rhode Island Depositor's Economic Protection Corporation Series 1992-A, 6.10% due 8/1/2002    Aaa/AAA       2,199,439
              (Insured: FSA)
2,075,000     Rhode Island Economic Development Corporation Revenue, 5.75% due 7/1/2010 (Providence Place   NR/AA         2,266,730
              Mall Project; Insured: Radian)
South Carolina (0.20%)
2,050,000     Charleston County Certificates of Participation, 6.00% due 12/1/2007 (Insured: MBIA)          Aaa/AAA       2,330,768
South Dakota  (0.40%)
1,160,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/2010          Aaa/AAA       1,233,486
              (Rapid City Regional Hospital Project; Insured: MBIA)
1,100,000     South Dakota Health and Educational Facilities Authority Revenue, 5.50% due 9/1/2011          Aaa/AAA       1,208,757
              (Rapid City Regional Hospital Project; Insured: MBIA)
1,250,000     South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured: FSA)                     Aaa/AAA       1,338,925
Tennessee     (0.80%)
2,420,000     Clarksville Natural Gas Refunding, 5.00% due 11/1/2004                                        NR/BBB+       2,506,128
970,000       Franklin Industrial Development Multi Family Refunding Housing Series A, 5.75% due 4/1/2010   Aaa/AAA       1,028,986
              (Insured: FSA)
1,000,000     Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured: FGIC)              Aaa/AAA       1,095,360
1,070,000     Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/2017  put 4/1/03 (Inv. Agreement:     /             1,102,464
              Bayeriche Landesbank)
985,000       Tennessee Housing Development Agency Mortgage Finance Series A, 5.70% due 7/1/2008            A1/AA         1,021,346
1,000,000     Trenton Industrial Development Board Revenue Series A, 5.40% due 10/1/2002 (Kraft             A1/A          1,009,810
              Incorporated Project)
Texas         (12.70%)
1,000,000     Amarillo Health Facilities Corporation Hospital Revenue, 5.50% due 1/1/2011 (Baptist St.      Aaa/NR        1,081,790
              Anthonys Hospital Corp. Project; Insured: FSA)
750,000       Bastrop County  Refunding, 5.25% due 6/1/2006 (Insured: AMBAC)                                Aaa/AAA       751,973
790,000       Bellaire Refunding, 4.375% due 2/15/2004                                                      Aa3/AA        800,333
1,800,000     Bexar County Housing Finance Corporation Multi Family Housing Revenue, 5.00% due 1/1/2011     Aaa/NR        1,866,906
              (Insured: MBIA)
3,000,000     Brazos River Authority Revenue Refunding, 5.20% due 12/1/2018  put 12/1/02 (Reliant Energy    Baa1/BBB      2,944,230
              Incorporated Project)
5,000,000     Brazos River Texas Harbor Navigation District Series B 3, 5.15% due 5/15/2033  put 5/15/09    A3/A          5,093,050
              (Dow Chemical Company Project)
1,250,000     Cedar Hill Independent School District Capital Appreciation Refunding, 0% due 8/15/2010       NR/AAA        867,987
              (Guarantee: PSF)
1,700,000     Clint Independent School District Refunding, 5.50% due 2/15/2011 (Guarantee: PSF)             Aaa/AAA       1,872,737
1,425,000     Clint Independent School District Refunding, 5.50% due 2/15/2012 (Guarantee: PSF)             Aaa/AAA       1,561,116
3,300,000     Coppell Independent School District Capital Appreciation Refunding, 0% due 8/15/2007          NR/AAA        2,756,028
              (Guarantee: PSF)
2,000,000     Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005 (Insured: FSA)          Aaa/AAA       2,169,320
4,070,000     Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006 (Insured: FSA)          Aaa/AAA       4,469,348
2,000,000     Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008 (Insured: FSA)          Aaa/AAA       2,211,100
4,780,000     Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009 (Insured: FSA)          Aaa/AAA       5,287,493
450,000       Dallas Tax Increment Financing Reinvestment Zone Number Two, 5.75% due 8/15/2006 (Insured:    NR/AA         492,827
              Radian)
1,000,000     Denton County General Obligation, 7.75% due 7/15/2002 (Insured: MBIA)                         Aaa/AAA       1,002,870
1,245,000     Duncanville Independent School District Capital Appreciation Refunding Series B, 0% due       Aaa/AAA       801,929
              2/15/2012 (Guarantee: PSF)
4,945,000     Duncanville Independent School District Refunding Series B, 0% due 2/15/2011 (Guarantee:      Aaa/AAA       3,367,941
                    PSF)
4,500,000     Ector County Hospital District Hospital Revenue Refunding, 5.50% due 4/15/2004 (Insured:      Aaa/AAA       4,761,360
                    MBIA)
1,390,000     Fort Worth Water And Sewer Revenue Series 2001, 5.25% due 2/15/2011 (Tarrant And Denton       Aa2/AA        1,505,134
              County Project)
2,005,000     Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                                          Aaa/AAA       2,072,368
4,000,000     Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Refunding, 4.20% due     Baa2/BBB      4,015,280
                  11/1/2006
750,000       Harlingen Consolidated Independent School, 7.50% due 8/15/2009 (Guarantee: PSF)               Aaa/AAA       920,287
4,410,000     Harris County Health Facilities Development Corporation Thermal Utility Revenue, 5.45% due    Aaa/AAA       4,783,351
              2/15/2011 (Insured: AMBAC)
755,000       Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010 (Insured:               Aaa/AAA       872,984
              AMBAC)(ETM)*
1,045,000     Harris County Hospital District Mortgage Revenue Unrefunded Balance Refunding, 7.40% due      Aaa/AAA       1,228,847
              2/15/2010 (Insured: AMBAC)
10,000,000    Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011 (Insured: MBIA)        Aaa/AAA      11,014,300
2,000,000     Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2012 (Insured: MBIA)        Aaa/AAA       2,189,920
3,260,000     Harris County Sports Authority Revenue Capital Appreciation Senior Lien Series G, 0% due      Aaa/AAA       2,263,646
              11/15/2010 (Insured: MBIA)
600,000       Harris County Texas Health Facilities Hospital Series A, 6.00% due 6/1/2010 (Memorial         Aaa/AAA       673,434
              Hospital Systems Project; Insured: MBIA)
3,000,000     Hays Consolidated Independent School District Capital Appreciation Spur A, 0% due 8/15/2011   Aaa/AAA       1,998,300
              (Guarantee: PSF)
500,000       Irving Independent School District Capital Appreciation, 0% due 2/15/2004 (Guarantee: PSF)    Aaa/AAA       481,700
500,000       Lower Colorado River Authority Revenue Refunding & Improvement, 8.00% due 5/15/2010           Aaa/AAA       632,855
              (Insured: FSA)
3,065,000     Mesquite Independent School District Capital Appreciation Refunding, 0% due 8/15/2011         NR/AAA        2,012,602
              (Guarantee: PSF)
1,415,000     Midlothian Independent School District Capital Appreciation Refunding, 0% due 2/15/2008       Aaa/NR        1,140,320
              (Guarantee: PSF)
1,200,000     Midlothian Independent School District Capital Appreciation Refunding, 0% due 2/15/2009       Aaa/NR        915,684
              (Guarantee: PSF)
700,000       Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010 (Insured: Radian)               NR/AA         772,366
740,000       Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011 (Insured: Radian)               NR/AA         818,299
2,275,000     New Caney  Independent School District Capital Appreciation Refunding, 0% due 2/15/2005       Aaa/AAA       2,113,998
              (Guarantee: PSF)
1,000,000     Port of Houston Authority Refunding, 5.00% due 5/1/2003 (Insured: FSA)                        Aaa/AAA       1,028,520
1,095,000     Quail Valley Utility District Texas Refunding Comb Tax and Revenue, 6.10% due 3/1/2003        Baa1/A-       1,102,063
6,000,000     Sam Rayburn Texas Municipal Power Agency Refunding, 5.50% due 10/1/2012                       Baa2/BBB-     6,145,980
1,970,000     Socorro Independent School District Series A, 5.75% due 2/15/2011 (Guarantee: PSF)            NR/AAA        2,132,880
965,000       Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2007 (Insured: AMBAC)   Aaa/AAA       803,420
1,120,000     Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2008 (Insured: AMBAC)   Aaa/AAA       869,736
1,275,000     Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2009 (Insured: AMBAC)   Aaa/AAA       931,910
1,440,000     Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2010 (Insured: AMBAC)   Aaa/AAA       986,818
500,000       Spring Branch Independent School District, 7.50% due 2/1/2011 (Guarantee: PSF)                Aaa/AAA       620,600
580,000       Tarrant County Health Facilities, 5.875% due 11/15/2007  (Adventist/Sunbelt Health System     A3/A-         627,571
              Project)
650,000       Tarrant County Health Facilities, 6.00% due 11/15/2009  (Adventist/Sunbelt Health System      A3/A-         700,427
              Project)
730,000       Tarrant County Health Facilities, 6.10% due 11/15/2011  (Adventist/Sunbelt Health System      A3/A-         790,510
              Project)
1,400,000     Tarrant County Health Facilities Development Corporation, 5.75% due 2/15/2011  (Texas         Aaa/AAA       1,505,000
              Health Resources Project; Insured: MBIA)
1,000,000     Texarkana Health Facilities Development Corporation Hospital Revenue, 5.75% due 10/1/2008     Aaa/AAA       1,109,520
              (Insured: MBIA)
1,945,000     Texas Affordable Housing Corp. M  Series A, 4.85% due 9/1/2012 (Insured: MBIA)                Aaa/AAA       2,023,831
2,000,000     Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012 (Insured: MBIA)                Aaa/AAA       2,081,060
1,000,000     Texas Public Finance Authority Building Revenue State Preservation Project Series B, 6.00%    Aaa/AAA       1,116,510
              due 8/1/2011 (Insured: FSA)
2,300,000     Travis County Health Development Corporation Series A, 5.75% due 11/15/2008 (Insured: MBIA)   Aaa/AAA       2,541,063
2,000,000     Travis County Health Facilities Development Corporation Revenue  Series A, 5.75% due          Aaa/AAA       2,227,080
              11/15/2009 (Insured: MBIA)
2,000,000     Travis County Health Facilities Development Series A, 5.75% due 11/15/2010 (Ascension         Aaa/AAA       2,200,240
              Health Project) (Insured: MBIA)
1,000,000     University of Texas Permanent University Fund, 8.00% due 7/1/2003 (ETM)*                      Aaa/AAA       1,064,180
2,020,000     Washington County Health Facilities Development Corporation Revenue, 5.35% due 6/1/2009       NR/A          2,129,706
              (Insured: ACA)
Utah          (2.10%)
1,000,000     Davis County Solid Waste Management and Recovery Revenue, 5.90% due 6/15/2003 (ETM)*          Aaa/A         1,041,560
370,000       Intermountain Power Agency Power Supply Revenue Capital Appreciation B, 0% due 7/1/2004       A1/A+         351,504
630,000       Intermountain Power Agency Power Supply Revenue Capital Appreciation Series B, 0% due         A1/A+         602,198
              7/1/2004 (ETM)*
700,000       Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006 (ETM)*           A1/A+         738,374
405,000       Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006                  A1/A+         420,775
410,000       Intermountain Power Agency Power Supply Revenue Series A, 5.00% due 7/1/2012 (Insured:        Aaa/AAA       410,303
              MBIA)(ETM)*
3,000,000     Intermountain Power Agency Power Supply Revenue Series B, 5.375% due 7/1/2008 (ETM)*          A1/A+         3,114,390
4,270,000     Intermountain Power Agency Utah Power Supply Revenue Series A, 5.50% due 7/1/2013 (ETM)*      A1/A+         4,516,806
2,500,000     Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40% due 12/15/2018  put      Aaa/NR        2,618,050
              12/15/03 (Summertree Project; LOC: Commerzbank)
1,500,000     Salt Lake County Municipal Building, 5.50% due 10/1/2009                                      Aa1/AA+       1,667,370
840,000       Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured: AMBAC)                     Aaa/AAA       912,979
510,000       Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding Series A, 5.00% due      NR/AA         539,085
                  5/1/2010
1,570,000     Utah County Municipal Building Authority Lease Revenue, 5.00% due 11/1/2010 (Insured:         Aaa/NR        1,680,340
                   AMBAC)
375,000       Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35% due 7/1/2003 (Insured:    Aaa/AA        386,685
              FHA/VA)
890,000       Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A, 5.00% due           Aaa/NR        954,685
              10/1/2011 (Insured: FHA/VA)
Vermont       (0.10%)
1,070,000     Vermont Educational and Health Buildings Financing Agency Revenue, 6.00% due 9/1/2006         NR/BBB        1,120,033
              (Northwestern Medical Center Project)
Virginia      (3.60%)
1,010,000     Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007 (Insured: AMBAC)     Aaa/AAA       1,137,846
1,070,000     Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008 (Insured: AMBAC)     Aaa/AAA       1,207,527
1,130,000     Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009 (Insured: AMBAC)     Aaa/AAA       1,280,041
1,195,000     Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010 (Insured: AMBAC)     Aaa/AAA       1,354,246
4,000,000     Capital Region Airport Commission Virginia Refunding Series B, 8.125% due 7/1/2014            Aaa/AAA       4,498,760
              (Insured: AMBAC)
2,075,000     Fairfax County Economic Development Authority Lease Revenue, 5.30% due 5/15/2004              Aa2/AA+       2,199,334
              (Government Center Project)
520,000       Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007                                 Aa2/AA        523,671
3,000,000     Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series 1994, 7.00%     Baa1/A1+      3,128,760
              due 7/1/2024  put 7/1/04 (Chase Hampton Apartments Project; LOC: Credit Suisse)
500,000       Hampton Virginia Hospital Facilities Revenue Series A, 5.00% due 11/1/2005                    Aa2/AA        534,015
1,460,000     Norton Virginia Industrial Development Authority Hospital Revenue Refunding Improvement,      NR/A          1,571,427
              5.75% due 12/1/2012  (Norton Community Hospital Project; Insured: ACA)
10,000,000    Roanoke Industrial Development Authority Hospital Revenue Series B, 6.20% due 7/1/2013        Aa3/AA-      10,231,400
              (Roanoke Memorial Hospital Project)
3,000,000     Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024  put 7/1/04 (Chase           Baa2/NR       3,092,490
              Heritage @ Dulles Project)
3,000,000     Suffolk Redevelopment Housing Authority Refunding, 4.85% due 7/1/2031  put 7/1/11 (Windsor    Aaa/NR        3,135,840
              at Potomac Project; Collateralized: FNMA)
Washington    (3.50%)
1,760,000     Energy Northwest Washington Wind Project Revenue Series A, 4.95% due 7/1/2008                 Baa1/NR       1,773,623
705,000       Energy Northwest Washington Wind Project Revenue Series B, 4.95% due 7/1/2008                 Baa1/NR       710,457
785,000       Energy Northwest Washington Wind Project Revenue Series B, 5.20% due 7/1/2010                 Baa1/NR       784,992
280,000       Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2003 (Insured: AMBAC)           Aaa/AAA       286,269
950,000       Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured: AMBAC)           Aaa/AAA       1,047,565
2,000,000     Seattle Municipal Light & Power Revenue, 5.45% due 11/1/2010                                  Aa3/A+        2,119,640
1,000,000     Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured: AMBAC)                  Aaa/AAA       1,075,590
1,000,000     Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured: AMBAC)                  Aaa/AAA       1,081,980
1,000,000     Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured: AMBAC)                  Aaa/AAA       1,094,190
550,000       Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006  (Tacoma Public Utilities)    Aa1/AA-       593,329
800,000       University of Washington Alumni Association Lease Revenue Refunding, 4.50% due 8/15/2004      Aaa/AAA       838,128
              (University Washington Medical Center Project; Insured: MBIA)
900,000       University of Washington Alumni Association Lease Revenue Refunding, 4.50% due 8/15/2005      Aaa/AAA       946,773
              (University Washington Medical Center Project; Insured: MBIA)
1,000,000     University of Washington Alumni Association Lease Revenue Refunding, 5.00% due 8/15/2006      Aaa/AAA       1,072,010
              (University Washington Medical Center Project; Insured: MBIA)
1,100,000     University of Washington Alumni Association Lease Revenue Refunding, 5.00% due 8/15/2007      Aaa/AAA       1,179,662
              (University Washington Medical Center Project) Insured: MBIA)
1,500,000     Washington Health Care Facilities, 5.50% due 12/1/2009  (Providence Services Project:         Aaa/AAA       1,647,300
              Insured: MBIA)
2,500,000     Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured: FSA)          Aaa/AAA       2,648,775
500,000       Washington Public Power Supply System Project 2 Refunding Revenue, 7.50% due 7/1/2002         Aa1/AA-       500,250
1,140,000     Washington Public Power Supply System Project 3 Refunding Revenue, 0% due 7/1/2008            Aa1/AA-       901,239
1,655,000     Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006 (Insured: MBIA)         Aaa/AAA       1,845,176
1,000,000     Washington Public Power Supply Systems  Revenue Refunding Series A, 5.10% due 7/1/2010        Aaa/AAA       1,062,880
              (Nuclear Project Number 2; Insured: FSA)
830,000       Washington Public Power Supply Systems  Revenue Refunding Series B, 0% due 7/1/2008           Aa1/AA-       658,879
              (Nuclear Project Number 3)
1,000,000     Washington Public Power Supply Systems Nuclear Project Number 1, 6.00% due 7/1/2008           Aaa/AAA       1,128,340
              (Insured: AMBAC)
3,445,000     Washington Public Power Supply Systems Refunding Series B, 0% due 7/1/2004 (Nuclear Project   Aa1/AA-       3,283,188
              Number 3)
985,000       Washington St Higher Education Facilities Authority Revenue Series A, 5.70% due 11/1/2011     Aaa/AAA       1,032,536
              (Insured: MBIA)
1,685,000     Washington St Public Power Supply Systems Nuclear Project Number 1 Refunding Series A,        Aa1/AA-       1,685,539
              5.30% due 7/1/2002 (ETM)*
1,815,000     Washington St Public Power Supply Systems Nuclear Project Number 1 Refunding Series A,        Aa1/AA-       1,815,581
              5.30% due 7/1/2002
150,000       Washington State Housing Finance Commission, Pool#  , 1.85% due 8/1/2019 put 7/11/02 (YMCA    VMIG1/NR      150,000
              Snohomish County Program Project; LOC: U.S. Bank of Washington)(daily demand notes)
335,000       Washington State Public Power Supply Systems Nuclear Project Number 1 Refunding Series B,     Aa1/NR        355,418
              5.70% due 7/1/2010  (Bonneville Power Admin. Project)
415,000       Washington State Public Power Supply Systems Nuclear Project Number 1 Refunding Series B,     Aa1/NR        428,915
              5.70% due 7/1/2010  (Bonneville Power Admin. Project)
West Virginia (0.30%)
640,000       Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010 (Salem Health Care    NR/NR         644,416
              Corporation Project; LOC: Fleet Bank)
276,781       Marion County SFMR Series 1992, 7.75% due 7/10/2011                                           NR/NR         285,297
2,000,000     West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due 7/1/2005          Aaa/AAA       2,167,400
              (Insured: MBIA)
Wisconsin     (0.60%)
1,500,000     Bradley Pollution Control Revenue, 6.75% due 7/1/2009  (Owens Illinois Waste Project)         B1/BBB-       1,788,330
              (ETM)*
800,000       Wisconsin Health & Educational Facilities Authority, 5.90% due 8/15/2005 (Wheaton             Aaa/AAA       874,184
              Franciscan Services Inc. Project; Insured: MBIA)
2,000,000     Wisconsin State Health and Educational Facilities Authority Revenue, 6.00% due 8/15/2008      Aaa/AAA       2,240,600
              (Aurora Health Care Inc. Project; Insured: MBIA)
500,000       Wisconsin Transportation Revenue Series A, 5.50% due 7/1/2012                                 Aa3/AA-       557,850
Wyoming       (0.40%)
1,615,000     West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)                        NR/A          1,707,959
2,500,000     Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                                              NR/AA-        1,885,000
Municipal Trust Certificates    (0.90%)
3,000,000     Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due 10/6/2005 (Insured: AMBAC)      Aaa/AAA       3,086,970
5,600,000     Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due 8/6/2008 (Insured: AMBAC)    Aaa/AAA       5,720,792

              TOTAL INVESTMENTS  (100%) (Cost $915,812,261)                                                           $ 955,031,767

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S&P.
+              Credit ratings are unaudited.
              See notes to financial statements.



Report of independent accountants

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

To the Board of Directors and Shareholders of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc.- National Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
August 9, 2002
Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

LIMITED TERM NATIONAL FUND
Index Comparison
Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 2002. On June 30, 2002, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.7 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Class A Shares Average Annual Total Returns (at max. offering price) (year ended 6/30/02)
One year:                  3.99%
Five years:                4.41%
Ten years:                 4.92%
Fifteen years:             5.75%
From inception (9/28/84):  6.39%


Class C Shares Average Annual Total Returns (at max. offering price) (year ended 6/30/02)
One year:                  5.13%
Five years:                4.29%
From inception (9/1/94):   4.44%


Class I Shares Average Annual Total Returns (at max. offering price) (year ended 6/30/02
One year:                  5.91%
Five years:                5.10%
From inception (7/5/96):   5.33%


Directors and officers

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

Name, Address(1)    Position(s)       Term of           Principal                                Member of          Other
And Age             Held with         Office            Occupation(s)                            Portfolios         Directorships
                    Fund (2)          and               During Past                              in Fund            Held by
                                      Length of         5 Years                                  Complex            Director or
                                      Time                                                       Overseen           Nominee for
                                      Served                                                     by Director        Director
                                                                                                 or Nominee
                                                                                                 for Director(2)
Interested Directors

Garrett Thornburg,  Chairman          Director          CEO, Chairman and Controlling            Eleven             None
55                  of the            Since             Shareholder of Thornburg
                    Board of          1984;             Investment Management, Inc.
                    Directors,        (4)               (investment adviser) and Thornburg
                    Treasurer(3)                        Securities Corporation (securities
                                                        dealer); Chairman of Trustees of
                                                        Thornburg Investment
                                                        Trust (registered investment
                                                        company); CEO and
                                                        Chairman of Thornburg Mortgage,
                                                        Inc. (real estate
                                                        investment trust); Chairman of
                                                        Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Eliot R. Cutler,    Director (5)      Director          Partner, Akin, Gump, Strauss,            Two                None
53                                    since 1984        Hauer & Feld, LLP, Washington
                                      (4)               D.C. (law firm) since November
                                                        2000; partner, Cutler & Stanfield,
                                                        Washington, D.C. (law firm)
                                                        until November 2000.

Independent Directors

David D. Chase,     Director         Director           Chairman, President and CEO              Eleven             Trustee,
60                                   since              of general partner of Vestor                                Thornburg
                                     2001 (4)           Partners, LP, Santa Fe, NM                                  Investment Trust
                                                        (private equity fund); Chairman
                                                        and CEO of Vestor Holdings,
                                                        Inc., Santa Fe, NM (merchant
                                                        bank).

James E. Monaghan,
Jr.,                Director         Director           President, Monaghan &                    Two                None
52                                   since 1984         Associates, Inc. and
                                     (4)                Strategies West, Inc. Denver,
                                                        Colorado (business consultants).

A.G. Newmyer III,   Director         Director           Private investor and management          Two                None
51                                   since 1984         consultant.
                                     (4)

Advisory Director

Richard M. Curry,   Advisory         Advisory           Managing Director, McDonald              Not applicable     None
60                  Director(6)      Director           & Co., Cincinnati, Ohio
                                     Since              (securities dealer) and District
                                     2002(7)            President, Key Bank, Cincinnati,
                                                        Ohio, since March 2000.

Officers of the Fund (who are not Directors) (8)

Dawn B. Fischer,  Secretary         Secretary            Vice President, Secretary and           Not applicable     Not applicable
53                                  Since 1984           Managing Director of Thornburg
                                    (4)                  Investment Management, Inc.;
                                                         Secretary and Assistant Treasurer
                                                         of Thornburg Investment
                                                         Trust; Secretary of Thornburg
                                                         Securities Corporation; Vice
                                                         President, Daily Tax Free
                                                         Income Fund, Inc. (registered
                                                         investment company).

Steven J.
Bohlin,           Vice President   Vice                 Vice President and Managing              Not applicable     Not applicable
41                                 President            Director of Thornburg Investment
                                   Since 1991           Management, Inc.; Vice President
                                   (4)                  and Treasurer of Thornburg
                                                        Investment Trust.

George T.
Strickland,      Vice President    Vice                 Vice President and Managing              Not applicable     Not applicable
37                                 President            Director of Thornburg Investment
                                   Since 1999           Management, Inc.; Vice President
                                   (4)                  of Thornburg Investment Trust.

Leigh Moiola,     Vice President   Vice                 Vice President, and Managing             Not applicable     Not applicable
33                                 President            Director since 1998, of
                                   Since 1999           Thornburg Investment Management,
                                   (4)                  Inc.; Vice President of Thornburg
                                                        Investment Trust since 2001.

Kenneth
Ziesenheim,       Vice President   Vice                 Managing Director of Thornburg           Not applicable     Not applicable
41                                 President            Investment Management, Inc.;
                                   Since 1995           President of Thornburg Securities
                                  (4)                   Corporation; Vice President of
                                                        Thornburg Investment Trust.
Alexander
Motola,           Vice President   Vice                 Managing Director of Thornburg           Not applicable     Not applicable
31                                 President            Investment Management, Inc.
                                   Since 2001           since 2000; Vice President of
                                   (4)                  Thornburg Investment Trust since
                                                        2001; Portfolio Manager, Insight
                                                        Capital Research & Management,
                                                        Inc., Walnut Creek, California
                                                        1995-2000.

Dale Van Scoyk,   Vice President  Vice                  Account Manager for Thornburg            Not applicable     Not applicable
52                                President             Investment Management, Inc.
                                  Since 1999            1997-1999, and Managing Director
                                  (4)                   and Vice President since 1999;
                                                        Vice President of Thornburg Investment
                                                        Trust since 998; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Joshua Gonze,     Vice President  Vice                  Associate and Vice President of          Not applicable     Not applicable
39                                President             Thornburg Investment Management,
                                  Since 2001            Inc. since 1999; Vice President of
                                  (4)                   Thornburg Investment Trust since
                                                        2001; Associate Director, Corporate
                                                        Credit Ratings, Standard & Poor's
                                                        Corporation 1994-1996.

Christopher
Ihlefeld,        Vice President   Vice                  Associate of Thornburg                   Not applicable     Not applicable
31                                President             Investment Management, Inc.;
                                  Since 1999            Assistant Vice President of
                                  (4)                   Thornburg Investment Trust
                                                        since 1999.

(1) Each person's address is 119 East Marcy Street, Suite 202, Santa Fe,
New Mexico 87501.
(2) The Fund is one of two separate investment "funds" or "portfolios" of Thornburg Limited Term Municipal Fund, Inc. (the "Company"), organized as a Maryland corporation. The Company currently has two funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the nine funds of Thornburg Investment Trust. Thornburg Investment Management, Inc. is the investment adviser to, and manages, the eleven funds of the Company and Thornburg Investment Trust. (3) Mr. Thornburg is considered an "interested" Director under the Investment Company Act of 1940 because he is a director and controlling shareholder of the investment adviser, Thornburg Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Company. (4) Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the Director's successor. In accordance with Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require. Officers serve at the pleasure of the Board of Directors.
(5) Mr. Cutler may be considered an "interested" Director of the Company because he is associated with a partnership which receives a portion of Thornburg Investment Management, Inc.'s revenues.
(6) Mr. Curry is an Advisory Director of Thornburg Limited Term Municipal Fund, Inc. Although Thornburg Limited Term Municipal
Fund, Inc. does not have an advisory board, its Amended By-Laws provide that the Board of Directors may appoint one or more Advisory
Directors who participate in general Board deliberations, but who are not considered in determining any quorum and do not vote on any matter.
(7) As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.
(8) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.
The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200.

Thornburg limited term municipal fund national portfolio - A shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $100,000 investment 06/30/92 through 06/30/02 (after sales charges and fund expenses)

CDA Wiesenberger
InvestmentView

Thornburg Limited Term
Municipal Fund -
Nat'l Portfolio
(after capital gains taxes)

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, fifteen years, and since inception for Class A and Class C shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "CDA Wiesenberger InvestmentView" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.29 per share and the ending NAV at $13.65 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.